Segment Information	12 Months Ended
Mar. 31, 2020
Segment Information [Abstract]
Discription of segment information
6.	Segment Information
The NEC Group has six reportable segments: Public Solutions business, Public Infrastructure business, Enterprise business, Network Services business, System Platform business and Global business, all of which are operating segments. Operating segments are defined as the components of the NEC Group for which separate financial information is available that is evaluated regularly by the board of directors of NEC, which is the NEC Group’s chief operating decision maker in deciding how to allocate resource and in assessing performance. The NEC Group’s various operations are organized into the following six operating segments based primarily on the characteristics of the customers served, and into other business activities that provide products and services such as data center solutions and security solutions to customers:
Public Solutions
business provides system integration and development services mainly to local and regional government entities, medical institutions and medium-sized
enterprises in Japan.
Public Infrastructure
business provides primarily system integration and development services, satellites and satellite management services, sensors and air traffic management systems and broadcasting systems to Japanese national-level government organizations and enterprises in the aerospace, defense and media industries that support national and social infrastructures primarily in Japan.
Enterprise
business mainly provides system integration and development services, including consulting, design and implementation, system maintenance and support services, and system outsourcing and cloud services, as well as related equipment, to business enterprises especially in the manufacturing, retail and services, and financial sectors primarily in Japan.

Network Services
business mainly provides mobile phone network base stations, fixed and mobile phone networks and other ICT solutions to customers in the telecommunications market primarily in Japan.
System Platform
business mainly provides both
non-customized
and customized hardware, such as servers, mainframes, storage devices, wireless LAN routers and personal computers, and software products as well as maintenance services to government agencies and business enterprises primarily in Japan.
Global
business mainly provides
“Safer Cities”
—public safety solutions, software services for service providers, network infrastructure, system devices and energy storage solutions in overseas markets outside of Japan.
Changes to reportable segments and matters related to measurement for segment profit or loss
Effective April 1, 2019, the NEC Group has changed its internal organization and the composition of its current operating segments, which resulted in a change in reporting segments. Major changes to the reportable segments include a transfer of Enterprise Network Solutions from “System Platform” segment to “Network Services” segment. In addition, from the fiscal year ended March 31, 2020, segment profit (loss) is measured by deducting amortization expenses on intangible assets recognized as a result of mergers and acquisitions (“M&A”) and
M&A-related
expenses (financial advisory fee and other fees.) from selling, general and administrative expenses and other operating expenses for the respective segments. The new “segment profit (loss)” is an indicator for measuring underlying profitability in order to clarify the contribution of acquired companies to NEC’s overall earnings. Intersegment sales revenues are made at amount that approximates arm’s-length
prices.

Segment information on revenue, profit or loss and other metrics by reportable segment reflecting above changes retrospectively for the fiscal years ended March 31, 2018 and 2019, and segment information on revenue, profit or loss and other metrics by reportable segment for the fiscal year ended March 31, 2020, are as follows:
Fiscal year ended March 31, 2018

	JPY (millions)
	Reportable segments							Others	Reconciling items	Consolidated total
	Public Solutions	Public Infrastructure	Enterprise	Network Services	System Platform	Global	Total
Revenue:
External customers	268,337	624,819	405,221	442,472	488,578	420,450	2,649,877	194,570	—	2,844,447
Intersegment	7,661	8,164	11,194	13,115	45,405	2,328	87,867	42,139	(130,006)	—

Total	275,998	632,983	416,415	455,587	533,983	422,778	2,737,744	236,709	(130,006)	2,844,447

Segment profit (loss)	4,418	50,623	36,225	22,882	29,294	(23,958)	119,484	(3,138)	(43,816)	72,530

Amortization of acquisition-related intangible assets										(7,440)
M&A related expenses										(1,240)

Operating profit										63,850

Finance income										29,553
Finance costs										(11,568)
Share of profit of entities accounted for using the equity method										5,106

Profit before income taxes										86,941

Other items:
Depreciation and amortization	3,903	31,612	4,895	7,618	15,220	11,197	74,445	16,151	5,441	96,037
Impairment loss	—	—	108	2	13	800	923	527	80	1,530
Reversal of impairment loss	—	—	—	—	—	—	—	(138)	—	(138)
Capital expenditures	4,275	30,584	8,060	10,052	21,684	9,382	84,037	17,644	6,250	107,931
Fiscal year ended March
 31, 2019

	JPY (millions)
	Reportable segments							Others	Reconciling items	Consolidated total
	Public Solutions	Public Infrastructure	Enterprise	Network Services	System Platform	Global	Total
Revenue:
External customers	286,151	621,879	431,801	460,307	500,213	409,369	2,709,720	203,726	—	2,913,446
Intersegment	7,739	7,772	10,634	11,475	49,207	2,488	89,315	95,393	(184,708)	—

Total	293,890	629,651	442,435	471,782	549,420	411,857	2,799,035	299,119	(184,708)	2,913,446

Segment profit (loss)	7,239	45,358	35,807	20,677	20,078	(22,517)	106,642	18,955	(55,670)	69,927

Amortization of acquisition-related intangible assets										(10,384)
M&A related expenses										(1,763)

Operating profit										57,780

Finance income										21,989
Finance costs										(8,377)
Share of profit of entities accounted for using the equity method										5,916

Profit before income taxes										77,308

Other items:
Depreciation and amortization	3,863	33,226	4,558	7,597	14,260	14,248	77,752	16,063	5,930	99,745
Impairment loss	164	136	34	—	1,465	4,900	6,699	463	5,445	12,607
Capital expenditures	3,979	40,302	10,066	10,754	18,964	26,844	110,909	17,710	21,749	150,368

Fiscal year ended March 31, 2020

	JPY (millions)
	Reportable segments							Others	Reconciling items	Consolidated total
	Public Solutions	Public Infrastructure	Enterprise	Network Services	System Platform	Global	Total
Revenue:
External customers	324,608	631,140	455,508	509,832	548,692	493,761	2,963,541	131,693	—	3,095,234
Intersegment	7,443	6,095	8,976	16,897	52,353	732	92,496	89,656	(182,152)	—

Total	332,051	637,235	464,484	526,729	601,045	494,493	3,056,037	221,349	(182,152)	3,095,234

Segment profit (loss)	18,602	53,857	37,154	38,207	48,859	(3,752)	192,927	9,374	(56,503)	145,798

Amortization of acquisition-related intangible assets										(16,968)
M&A related expenses										(1,221)

Operating profit										127,609

Finance income										8,477
Finance costs										(15,464)
Share of profit of entities accounted for using the equity method										3,347

Profit before income taxes										123,969

Other items:
Depreciation and amortization	3,850	40,443	6,743	9,516	16,922	27,876	105,350	42,882	18,128	166,360
Impairment loss	679	83	23	1,789	382	2,841	5,797	586	1	6,384
Reversal of impairment loss	—	—	—	—	—	—	—	(150)	—	(150)
Capital expenditures	6,228	46,187	10,754	17,156	18,949	57,703	156,977	33,214	19,248	209,439
“Others” mainly includes businesses such as data center service and lighting equipment for the fiscal years ended March 31, 2018 and 2019, and data center service and security for the fiscal year ended March 31, 2020. “Reconciling items” in segment profit (loss) includes amounts not allocated to each reportable segment that consist principally of corporate expenses of 43,123 million JPY, 55,105 million JPY and 60,769 million JPY for the fiscal years ended March 31, 2018, 2019, and 2020, respectively. Corporate expenses mainly include general and administrative expenses and research and development expenses incurred at the headquarters of NEC.
Geographical information
Revenues from contract with customers by country or region for the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:

	JPY (millions)
	2018	2019	2020
Japan	2,104,268	2,224,345	2,343,260
North America and Latin America	185,293	174,385	164,075
Europe, Middle East, and Africa	154,798	161,094	234,097
China, East Asia, and Asia Pacific	400,088	353,622	353,802

Total	2,844,447	2,913,446	3,095,234

Non-current
assets other than financial instruments, deferred tax assets, and net defined benefit assets by country/region as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Japan	544,289	670,192
North America and Latin America	39,836	43,141
Europe, Middle East, and Africa	232,517	228,515
China, East Asia, and Asia Pacific	15,110	15,131

Total	831,752	956,979

Goodwill of 86,940 million JPY
and 82,387 million JPY as of March 31, 2019 and 2020, respectively recognized as a result of the acquisition of KMD Holding ApS (“KMD”) during the fiscal year ended March 31, 2019, was included in Denmark, which is part of, Europe, Middle East, and Africa.
Major customers
The NEC Group does not have any external customers that comprise more than 10% of revenue in the consolidated statements of profit or loss.